Quarterly Operating Results (Unaudited) - Quarterly Operating Results (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Number of days in quarter	90 days	91 days	91 days	94 days	95 days	91 days	91 days	88 days	366 days	365 days
Revenues	$ 612,435	$ 601,109	$ 601,631	$ 541,497	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 2,356,672	$ 2,309,222	$ 2,308,265
Gross profit	261,784	245,962	248,213	225,035	250,117	226,131	234,276	207,649	980,994	918,173	819,449
Operating income	58,668	61,980	62,241	40,964	57,010	34,502	44,143	4,898	223,853	140,553	163,119
Net income	33,283	36,072	41,933	16,358					127,646	66,180	74,449
Income (loss) from continuing operations					49,656	14,811	21,677	(19,636)		66,508
Income (loss) from discontinued operations, net of tax					0	(242)	0	0	0	(242)	579
Loss from disposal of discontinued operations, net of tax					0	0	(86)	0	0	(86)	(562)
Less: Net loss attributable to noncontrolling interest	(71)	(88)	(99)	(99)	(24)	0	0	0	(357)	(24)	0
Net income attributable to Belden	33,354	36,160	42,032	16,457	$ 49,680	$ 14,569	$ 21,591	$ (19,636)	128,003	66,204
Less: Preferred stock dividends	8,733	6,695	0	0					15,428	0	0
Net income attributable to Belden common stockholders	$ 24,621	$ 29,465	$ 42,032	$ 16,457					$ 112,575	$ 66,204	$ 74,449
Basic income (loss) per share attributable to Belden common stockholders:
Continuing operations (in usd per share)					$ 1.18	$ 0.35	$ 0.51	$ (0.46)	$ 2.67	$ 1.57	$ 1.72
Discontinued operations (in usd per share)					0.00	(0.01)	0.00	0.00	0.00	(0.01)	0.01
Disposal of discontinued operations (in usd per share)					0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
Net income (in usd per share)	$ 0.58	$ 0.70	$ 1.00	$ 0.39	1.18	0.34	0.51	(0.46)	2.67	1.56	1.72
Diluted income (loss) per share attributable to Belden common stockholders:
Continuing operations (in usd per share)					1.17	0.35	0.50	(0.46)	2.65	1.55	1.69
Discontinued operations (in usd per share)					0.00	(0.01)	0.00	0.00	0.00	(0.01)	0.01
Disposal of discontinued operations (in usd per share)					0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
Net income (in usd per share)	$ 0.58	$ 0.69	$ 0.99	$ 0.39	$ 1.17	$ 0.34	$ 0.50	$ (0.46)	$ 2.65	$ 1.54	$ 1.69